Expense Example, No Redemption - Highland Socially Responsible Equity Fund - Class C	Jan. 31, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 260
Expense Example, No Redemption, 3 Years	799
Expense Example, No Redemption, 5 Years	1,365
Expense Example, No Redemption, 10 Years	$ 2,905